Accounting Standards Not Yet Adopted - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Accounting Policies [line items]
Description of lease	(1) transactions below US$ 5,000 will be outside the scope of this standard, (2) all contracts with less than 12 months will not be considered for the purposes of IFRS 16 and (3) in order to define the discount rates, Management considered adopting the practical expedient which considers grouping contracts with similar characteristics.
Lease transaction amount	$ 5,000
Effect of transition to IFRSs [member] | Bottom of range [member]
Accounting Policies [line items]
Percentage of estimated effect of transition on assets	0.50%
Effect of transition to IFRSs [member] | Top of range [member]
Accounting Policies [line items]
Percentage of estimated effect of transition on assets	1.00%